Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Customers' refundable fees (in Dollars and Yuan Renminbi)	¥ 31,554	¥ 30,747
Operating lease liabilities-current (in Dollars and Yuan Renminbi)	¥ 140	¥ 2,035
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.0000001	¥ 0.0000001
Ordinary shares, shares issued | shares	33,312,108,296	1,850,866,648
Ordinary shares, shares outstanding | shares	33,312,108,296	1,850,866,648
Class A, Class B and Class C ordinary shares
Ordinary shares, shares authorized | shares	3,000,000,000,000	50,000,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.0000001	¥ 0.0000001
Ordinary shares, shares issued | shares	490,418,360	619,938,058
Ordinary shares, shares outstanding | shares	490,418,360	619,938,058
Class C Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | ¥ / shares	¥ 0.0000001	¥ 0.0000001
Ordinary shares, shares issued | shares	7,071,427	75,000
Ordinary shares, shares outstanding | shares	7,071,427	75,000
VIE
Short-term bank borrowings (in Dollars and Yuan Renminbi)		¥ 72,500
Accounts payable (in Dollars and Yuan Renminbi)	373,278	638,295
Customers' refundable fees (in Dollars and Yuan Renminbi)	30,657	30,747
Accrued expenses and other payables (in Dollars and Yuan Renminbi)	80,109	145,088
Income tax payables (in Dollars and Yuan Renminbi)	1,590	2,468
Operating lease liabilities-current (in Dollars and Yuan Renminbi)	111	1,096
Income tax payables (in Dollars and Yuan Renminbi)	28,243	27,429
Operating lease liabilities, non-current (in Dollars and Yuan Renminbi)	¥ 29	¥ 791